INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 14. INCOME TAXES

Deferred tax assets and valuation allowance

The Company had, subject to limitation, approximately $30 million of net operating loss carryforwards at December 31, 2023, of which approximately $0.67 million will begin expiring in 2034. The remaining balance of approximately $24 million will carry forward indefinitely. A 100% valuation allowance has been provided for the deferred tax benefits resulting from the net operating loss carryover due to a lack of earnings history. In addressing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. The valuation allowance increased by approximately $3.0 million and $0.8 million for the years ended December 31, 2023, and 2022, respectively. Significant components of deferred tax assets are as follows:

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryover	$6,479,696	$3,871,192
Stock compensation	325,320	477,055
Capitalized R&E costs	525,463	260,560
Other	204,013	5,708
Operating lease liabilities	79,319	—
Tax credits	582,206	443,867
Total deferred tax assets	8,196,018	5,058,382
Deferred tax liability:
Right-of-use asset tax liability	$(77,766)	$—
Depreciation and amortization	(59,248)	(7,337)
Total deferred tax liability	(137,014	(7,337)
Less: valuation allowance	(8,059,004)	(5,051,045)
Total property and equipment, net	$0	$0

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2023 and 2022, was as follows:

	December 31,
	2023	2022
Tax at federal statutory rate	-21.00%	-21.00%
Permanent differences	0.03%	10.40%
Research and development credits	0.83%	2.20%
Deferred balance true-up	16.07%	0.00%
Change in valuation allowance	-37.87%	10.10%
Effective income tax rate	0.00%	0.00%

Unrecognized tax benefits

As of December 31, 2023, and 2022, the Company has unrecognized tax benefits related to tax credits of $249,517 and $190,229, respectively. None of the unrecognized tax benefits as of December 31, 2023, if recognized, would impact the effective tax rate due to the valuation allowance, and no interest or penalties have been recognized. A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	December 31,
	2023	2022
Beginning balance	$190,229	$49,646
Additions based on tax positions related to the prior year	30,897	110,681
Additions based on tax positions related to the current year	28,391	29,902
Ending balance	$249,517	$190,229